GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL
NOTE 10:-        GOODWILL

Changes in goodwill for the years ended December 31, 2012 and 2011, by reporting unit are as follows:

	Syneron	LI	Fluorinex	RBT	THB	Ultrashape	Transpharma	Total

As of January 1, 2011	$8,206	$2,950	$1,501	$2,528	$3,394	$-	$-	$18,579
Acquisitions and others	-	55	-	-	233	-	-	288

As of December 31, 2011	8,206	3,005	1,501	2,528	3,627	-	-	18,867
Acquisitions and others	-	73	-	-	-	5,544	1,185	6,802
Impairment (see note 2m)	-	-	(450)	-	-	-	-	(450)

As of December 31, 2012	$8,206	$3,078	$1,051	$2,528	$3,627	$5,544	$1,185	$25,219